Average Annual Total Returns - Invesco India ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE India Quality and Yield Select Index(Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year		FTSE India Quality and Yield Select Index(Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	FTSE India Quality and Yield Select Index(Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Blended - FTSE India Quality and Yield Select Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year		Blended - FTSE India Quality and Yield Select Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years		Blended - FTSE India Quality and Yield Select Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years		MSCI India Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI India Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI India Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years
Total	18.96%	9.49%	2.40%	18.30%	8.04%	1.65%	11.04%	7.25%	1.74%	22.60%	[1]	[1]	[1]	22.60%	[2]	11.47%	[2]	4.22%	[2]	15.55%	9.52%	3.38%

[1]	Prior to the commencement date of March 18, 2019, performance for the Underlying Index is not available.
[2]	The Blended - FTSE India Quality and Yield Select Index (Net) reflects the performance of the Indus India Index, the former underlying index, prior to June 22, 2019, and the FTSE India Quality and Yield Select Index thereafter.